Reinsurance (Income Statement Reinsurance Results) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Premiums:
Direct	$ 245,525		$ 249,162		$ 249,426
Ceded	(211,817)		(220,413)		(227,766)
Net premiums	33,708	[1]	28,749	[1]	21,660
Policy charges and fee income:
Direct	370,855		395,576		407,449
Ceded	(313,121)		(323,414)		(333,247)
Net policy charges and fee income	57,734	[1]	72,162	[1]	74,202
Net investment income:
Direct	99,164		101,279		83,800
Ceded	(772)		(788)		(805)
Net investment income	98,392		100,491		82,995
Asset administration fees:
Direct	38,061		44,882		39,773
Ceded	(29,581)		(36,007)		(33,029)
Net asset administration fees	8,480		8,875		6,744
Realized investment gains (losses), net:
Direct	12,855		465		(324,737)
Ceded	980		50		326,608
Realized investment gains (losses), net	13,835	[1]	515	[2]	1,871
Change in value of market risk benefits, net of related hedging gain (loss):
Direct	256,613		448,327		0
Ceded	(398,659)		(408,657)		0
Net change in value of market risk benefits, net of related hedging gain (loss)	(142,046)	[2]	39,670	[2]	0
Policyholders’ benefits (including change in reserves):
Direct	472,033		391,308		470,557
Ceded	(443,844)		(350,529)		(428,670)
Net policyholders' benefits (including change in reserves)	28,189	[1]	40,779	[1]	41,887
Change in estimates of liability for future policy benefits:
Direct	208,188		14,590		0
Ceded	(191,557)		(11,771)		0
Net change in estimates of liability for future policy benefits	16,631	[1]	2,819	[1]	0
Interest credited to policyholders’ account balances:
Direct	82,469		73,809		75,609
Ceded	(34,891)		(30,805)		(31,513)
Net interest credited to policyholders’ account balances	47,578		43,004		44,096
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(128,013)		(135,863)		(176,420)
Unaffiliated activity
Policy charges and fee income:
Ceded	(5,000)		(5,000)		(4,000)
Policyholders’ benefits (including change in reserves):
Ceded	$ 2,000		$ (2,000)		$ (1,000)

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.